                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                    811-2715

Exact name of registrant as specified in charter:      Delaware Group State
                                                       Tax-Free Income Trust

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               February 28

Date of reporting period:                              November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

DELAWARE TAX-FREE PENNSYLVANIA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2004

                                                                                               PRINCIPAL        MARKET
                                                                                                 AMOUNT          VALUE
                                                                                             ------------   --------------
MUNICIPAL BONDS-98.20%
Airport Revenue Bonds - 2.35%
Allegheny County Airport Revenue (Pittsburgh International Airport
 Project) Series A 5.75% 1/1/14 (MBIA) (AMT)                                                 $  6,910,000   $    7,632,164
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport
 Project) Series A
  6.00% 5/15/25 (MBIA) (AMT)                                                                    1,525,000        1,667,267
  6.00% 5/15/30 (MBIA) (AMT)                                                                    2,700,000        2,898,747
Philadelphia Authority for Industrial Development Revenue (Sub-Air
 Cargo Project) Series A 7.50% 1/1/25 (AMT)                                                     2,500,000        2,520,800
                                                                                                            --------------
                                                                                                                14,718,978
                                                                                                            --------------
Continuing Care/Retirement Revenue Bonds - 2.70%
Bucks County Industrial Development Authority Multi-Family
County-Guaranteed (New Hope Manor Project) Series A
  5.40% 3/1/22 (AMT)                                                                            1,265,000        1,313,791
  5.50% 3/1/41 (AMT)                                                                            5,340,000        5,465,596
+Delaware County Authority Revenue (Main Line & Haverford Nursing
 and Rehabilitation Center) 9.00% 8/1/22                                                        1,865,000        1,135,990
Lancaster County Hospital Authority Revenue Health Center (Willow
 Valley Retirement Project) 5.875% 6/1/31                                                       2,100,000        2,184,189
Lancaster Authority for Industrial Development Authority Revenue (Garden Spot
 Village Project) Series A 7.625% 5/1/31                                                        1,650,000        1,728,359
Philadelphia Authority for Industrial Development Revenue (Stapeley
 Hall Germantown Continuing Care Community Project) 6.60% 1/1/16                                5,250,000        5,077,748
                                                                                                            --------------
                                                                                                                16,905,673
                                                                                                            --------------
Corporate Backed Revenue Bonds - 7.65%
Allegheny County Industrial Development Authority Revenue Refunding
Environmental Improvement Revenue (USX Corporation Project) 5.50% 12/1/29                      13,000,000       13,195,520
Beaver County Industrial Development Authority Pollution Control
 Revenue Refunding (Atlantic Richfield Company Project) 5.95% 7/1/21                            5,100,000        5,416,710
Bucks County Industrial Development Authority Environmental
 Improvement Revenue (USX Corporation Project) 5.40% 11/1/11                                    2,250,000        2,498,265
Luzerne County Industrial Development Authority (American Water Company Project)
 Series A 5.10% 9/1/34 (AMBAC) (AMT)                                                           15,000,000       15,050,250
Pennsylvania Economic Development Financing Authority Solid Waste Disposal
 Revenue (Proctor & Gamble Paper Project)
  5.375% 3/1/31 (AMT)                                                                          11,200,000       11,646,992
                                                                                                            --------------
                                                                                                                47,807,737
                                                                                                            --------------
Escrowed to Maturity Bonds - 6.66%
Delaware County Authority Revenue Health Facilities (Mercy Health
 Corporation Project) 6.00% 12/15/26                                                            3,500,000        3,771,530
New Morgan Revenue Guaranteed 8.00% 11/1/05                                                     1,315,000        1,377,515

Pennsylvania State Higher Educational Facilities Authority College & University Revenue
 (University of the Arts Project) 5.20% 3/15/25 (RADIAN)                                        4,490,000        4,774,262
Philadelphia Authority For Industrial Development Industrial and
 Commercial Revenue (Girard Estates Facilities Leasing Project) 5.00% 5/15/27                   4,500,000        4,525,200
Philadelphia Hospitals & Higher Education Facilities Authority Hospital
 Revenue (Presbyterian Medical Center Project) 6.65% 12/1/19                                   13,000,000       16,057,600
Pittsburgh Water & Sewer Authority Revenue Refunding
 (Crossover Refunding Project) 7.25% 9/1/14 (FGIC)                                              9,000,000       10,773,360
Pottsville School District 9.375% 5/1/06 (AMBAC)                                                  330,000          346,256
                                                                                                            --------------
                                                                                                                41,625,723
                                                                                                            --------------
Higher Education Revenue Bonds - 13.32%
Allegheny County Higher Education Building Authority Revenue
 (Carnegie Mellon University Project)
  5.25% 3/1/32                                                                                  1,900,000        1,947,025
 (Chatham College Project)
  Series A 5.85% 3/1/22                                                                           650,000          678,587
  Series A 5.95% 3/1/32                                                                         1,000,000        1,028,560
  Series B 5.75% 11/15/35                                                                       5,000,000        5,138,200
Delaware County Authority College Revenue
(Eastern College Project)
  Series B 5.50% 10/1/19                                                                        4,175,000        4,260,713
  5.50% 10/1/24                                                                                 2,850,000        2,875,023
(Haverford College Project)
  5.75% 11/15/29                                                                                1,875,000        2,053,631
Erie County Higher Education Building Authority College Revenue (Mercyhurst
 College Project) Series B 5.00% 3/15/23                                                          750,000          741,968
Lehigh County General Purpose Authority Revenue (Desales University
 Project) 5.125% 12/15/23 (RADIAN)                                                              5,000,000        5,140,850
Lycoming County Authority College Revenue (Pennsylvania College of
 Technology Project) 5.375% 7/1/30 (AMBAC)                                                      5,000,000        5,266,900
Montgomery County Higher Education and Health Authority College
 Revenue (Arcadia University Project) 5.85% 4/1/21 (Connie Lee)                                 5,465,000        5,816,400
Pennsylvania State Higher Educational Facilities Authority College & University
 Revenue (Drexel University Project) 6.00% 5/1/29                                               3,000,000        3,173,970
  Series A 5.20% 5/1/29                                                                         1,500,000        1,522,695
  Series A 5.20% 5/1/32                                                                         1,000,000        1,014,470
(Lafayette College Project)
  6.00% 5/1/30                                                                                  2,500,000        2,803,400
(Philadelphia University Project)
  6.00% 6/1/29 (RADIAN)                                                                         1,800,000        1,922,544
(Thomas Jefferson University Project)
  5.00% 1/1/29                                                                                  5,000,000        5,029,500
(University of Pennsylvania Project)
  Series B 5.90% 9/1/15                                                                         4,205,000        4,313,153
(Ursinus College)
  5.125% 1/1/33 (RADIAN)                                                                        2,000,000        2,024,160
Pennsylvania State Public School Authority (Lehigh Career & Technical Institute Project)
  5.125% 10/1/28 (FGIC)                                                                         2,800,000        2,878,204
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project)
  5.50% 7/1/35 (ACA)                                                                            1,500,000        1,517,190
  5.625% 7/1/28 (ACA)                                                                           1,000,000        1,027,760
Philadelphia Hospitals & Higher Educational Facilities Authority College
 Revenue (Chestnut Hill College Project) 6.00% 10/1/29                                          4,360,000        4,340,075

Swarthmore Borough Authority Pennsylvania College Revenue (Swarthmore College
 Project) 5.00% 9/15/31                                                                        15,000,000       15,114,899
West Cornwall Township Municipal Authority College Revenue
 (Elizabethtown College Project) 6.00% 12/15/27                                                 1,615,000        1,660,155
                                                                                                            --------------
                                                                                                                83,290,032
                                                                                                            --------------
Hospital Revenue Bonds - 15.42%
Allegheny County Hospital Development Authority Revenue Health
 Center (UPMC Health Systems Project) Series B 6.00% 7/1/23 (MBIA)                              5,745,000        6,810,180
Berks County Municipal Authority Revenue (Health Care Reading Hospital Pooled
 Financing Project) 5.00% 3/1/28                                                               11,750,000       11,757,285
Chester County Health & Educational Facilities Authority Health System
 Revenue (Jefferson Health Systems Project) Series B 5.375% 5/15/27                            14,270,000       14,587,365
Lancaster County Hospital Revenue (General Hospital Project) 5.50% 3/15/20                      3,000,000        3,071,760
Monroe County Hospital Authority Revenue (Pocono Medical Center Project)
 6.00% 1/1/43                                                                                   6,710,000        6,901,101
Montgomery County Higher Education & Health Authority Hospital
 Revenue (Abington Memorial Hospital Project) Series A 5.125% 6/1/32                            4,600,000        4,605,014
Mount Lebanon Hospital Authority (St. Clair Memorial Hospital Project)
 Series A 5.625% 7/1/32                                                                         4,500,000        4,626,900
Pennsylvania Economic Development Financing Authority Revenue (Dr. Gertrude A.
 Barber Center, Inc. Project) 5.90% 12/1/30 (RADIAN)                                            2,250,000        2,372,243
Pennsylvania State Higher Educational Facilities Authority Revenue
 (UPMC Health Systems Project)
  Series A 6.00% 1/15/31                                                                       10,000,000       10,641,500
 (Jeanes Health System Project)
  6.85% 7/1/22                                                                                 10,000,000       10,039,400
Southcentral General Authority Revenue (Wellspan Health Obligated
 Project) 5.625% 5/15/26                                                                       20,000,000       20,978,999
                                                                                                            --------------
                                                                                                                96,391,747
                                                                                                            --------------
Investor Owned Utilities Revenue Bonds - 9.85%
Beaver County Industrial Development Authority Pollution Control
  Revenue Refunding (Cleveland Electric Illuminating Project) 7.625% 5/1/25                     8,500,000        8,850,880
  Series A 7.75% 7/15/25                                                                       10,000,000       10,524,300
Cambria County Industrial Development Authority Pollution Control
 Revenue (Pennsylvania Electric Co. Project)
  Series A 5.80% 11/1/20 (MBIA)                                                                 4,000,000        4,204,200
  Series B 6.05% 11/1/25 (MBIA) (AMT)                                                           9,700,000       10,179,859
Carbon County Industrial Development Authority Resource Recovery
 Refunding (Panther Creek Partners Project) 6.65% 5/1/10 (AMT)                                  8,655,000        9,341,342
Indiana County Industrial Development Authority Pollution Control
 Revenue Refunding (PSE&G Power Project) 5.85% 6/1/27 (AMT)                                     3,000,000        3,129,630
Lehigh County Industrial Development Authority Pollution Control
  Revenue Refunding (Pennsylvania Power and Light Co. Project)
  Series B 6.40% 9/1/29 (MBIA)                                                                 15,000,000       15,374,100
                                                                                                            --------------
                                                                                                                61,604,311
                                                                                                            --------------
Miscellaneous Revenue Bonds - 8.95%
&First Albany Corporation Municipal Trusts Inverse Floater 6.15% 12/15/14 (AMBAC)              46,500,000       54,072,525
^Philadelphia Gas Works Revenue Capital Appreciation Series C 7.25%
 1/1/12 (AMBAC)                                                                                 2,500,000        1,896,125
                                                                                                            --------------
                                                                                                                55,968,650
                                                                                                            --------------

Municipal Lease Revenue Bonds - 1.44%
Dauphin County General Authority Office & Parking (Forum Place
 Project) Series A 6.00% 1/15/25                                                                9,210,000        4,340,213
Philadelphia Authority for Industrial Development Lease Revenue Series
 B 5.25% 10/1/30 (FSA)                                                                          4,510,000        4,669,248
                                                                                                            --------------
                                                                                                                 9,009,461
                                                                                                            --------------
Parking Revenue Bonds - 0.74%
Pennsylvania Economic Development Financing Authority Revenue (30th Street Station
 Garage Project) 5.875% 6/1/33 (ACA) (AMT)                                                      4,500,000        4,650,480
                                                                                                            --------------
                                                                                                                 4,650,480
                                                                                                            --------------
Political Subdivision General Obligation Bonds - 0.33%
Lancaster County Series A 5.00% 11/1/27 (FGIC)                                                  2,000,000        2,034,760
                                                                                                            --------------
                                                                                                                 2,034,760
                                                                                                            --------------
Ports & Harbors Revenue Bonds - 1.74%
Delaware River Port Authority (Pennsylvania and New Jersey Port District Project)
  Series B 5.70% 1/1/21 (FSA)                                                                   8,560,000        9,421,821
Erie Western Pennsylvania Port Authority General Revenue Refunding
  6.25% 6/15/10 (AMT)                                                                           1,365,000        1,458,571
                                                                                                            --------------
                                                                                                                10,880,392
                                                                                                            --------------
*Pre-Refunded Bonds - 8.26%
Abington School District 6.00% 5/15/26-06 (FGIC)                                                6,000,000        6,325,860
Chester Refunding (Guaranteed Host Community Project) 7.25% 12/1/05-05                          1,785,000        1,869,270
Dauphin County General Authority College Revenue (Holy Family
 College Project) 7.50% 12/1/19-04                                                              3,025,000        3,025,454
Harrisburg Authority Office & Parking Revenue Series A 6.00% 5/1/19-08                          7,500,000        8,333,625
Indiana County Industrial Development Authority Revenue
 (Student Co-op Association, Inc. Project)
  Series A 5.875% 11/1/24-06 (AMBAC)                                                            1,000,000        1,067,510
  5.875% 11/1/29-06 (AMBAC)                                                                     1,000,000        1,067,510
Norwin School District 6.00% 4/1/30-10 (FGIC)                                                   2,000,000        2,283,660
Pennsylvania State Higher Education Assistance Agency Capital Acquisition 5.875%
 12/15/30-10 (MBIA)                                                                             7,385,000        8,488,541
Pennsylvania State Higher Educational Facilities Authority College & University
 Revenue (Ursinus College Project) 5.90% 1/1/27-07                                              1,000,000        1,091,290
Pennsylvania State Higher Educational Facilities Authority Revenue Series M 5.75%
 6/15/20-05 (AMBAC)                                                                            17,730,000       18,087,613
                                                                                                            --------------
                                                                                                                51,640,333
                                                                                                            --------------
School District General Obligation Bonds - 2.57%
Allegheny Valley School District Series A 5.00% 11/1/28 (MBIA)                                  1,500,000        1,527,660
Canon McMillan School District Series B 5.25% 12/1/34 (FGIC)                                    3,580,000        3,723,128
Greater Johnstown School District Refunding Series C 5.125% 8/1/25 (MBIA)                       7,500,000        7,764,975
McGuffey School District 5.125% 8/1/31 (FGIC)                                                   2,000,000        2,039,440
Nazareth Area School District Series A 5.00% 2/15/30 (FSA)                                      1,000,000        1,016,470
                                                                                                            --------------
                                                                                                                16,071,673
                                                                                                            --------------

School Districts Revenue Bonds - 0.82%
Pennsylvania Economic Development Financing Authority School Revenue
 (Germantown Friends School Project) 5.35% 8/15/31                                              2,820,000        2,899,044
Pennsylvania State Public School Building Authority (Lehigh Career & Technical
 Institute Project) 5.25% 10/1/32 (FGIC)                                                        2,140,000        2,227,462
                                                                                                            --------------
                                                                                                                 5,126,506
                                                                                                            --------------
Single Family Housing Revenue Bonds - 3.42%
Allegheny County Residential Finance Authority Mortgage Revenue
Single Family
  Series II-2 5.90% 11/1/32 (GNMA) (AMT)                                                          975,000        1,010,500
  Series KK-2 5.40% 5/1/26 (GNMA) (AMT)                                                         2,740,000        2,801,239
Pennsylvania Housing Finance Agency Single Family Mortgage
  Series 66A 5.65% 4/1/29 (AMT)                                                                 3,790,000        3,851,360
  Series 70A 5.90% 4/1/31 (AMT)                                                                 8,250,000        8,483,888
  Series 72A 5.35% 10/1/31 (AMT)                                                                5,190,000        5,255,186
                                                                                                            --------------
                                                                                                                21,402,173
                                                                                                            --------------
Tax Increment/Special Assessment Bonds - 0.62%
Allegheny County Redevelopment Authority (Waterfront Project) Series B
  6.00% 12/15/10                                                                                1,000,000        1,117,460
  6.40% 12/15/18                                                                                2,500,000        2,744,950
                                                                                                            --------------
                                                                                                                 3,862,410
                                                                                                            --------------
Territorial General Obligation Bonds - 0.32%
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34                               2,000,000        2,005,200
                                                                                                            --------------
                                                                                                                 2,005,200
                                                                                                            --------------
Territorial Revenue Bonds - 4.44%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series E 5.50% 7/1/19 (FSA)                                                                   1,450,000        1,675,475
  Series G 5.00% 7/1/33                                                                         3,000,000        3,008,190
  Series G 5.00% 7/1/42                                                                         6,700,000        6,632,397
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                        16,000,000       16,472,960
                                                                                                            --------------
                                                                                                                27,789,022
                                                                                                            --------------
Transportation Revenue Bonds - 1.40%
Pennsylvania Economic Development Financing Authority Facilities Revenue (Amtrak
 Project) Series A 6.375% 11/1/41 (AMT)                                                         5,000,000        5,175,600
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
 Series J 5.00% 7/1/34                                                                          3,550,000        3,559,230
                                                                                                            --------------
                                                                                                                 8,734,830
                                                                                                            --------------
Turnpike/Toll Road Revenue Bonds - 1.80%
Delaware River Toll Bridge 5.00% 7/1/28                                                         3,000,000        3,024,870
Pennsylvania State Turnpike Commission
  Series A 5.00% 12/1/34 (AMBAC)                                                                3,000,000        3,047,940
  Series F 5.00% 7/15/31 (AMBAC)                                                                1,000,000        1,015,700
  Series F 5.00% 7/15/41 (AMBAC)                                                                1,600,000        1,607,136
  Series R 5.00% 12/1/30 (AMBAC)                                                                2,500,000        2,542,600
                                                                                                            --------------
                                                                                                                11,238,246
                                                                                                            --------------
Waste Disposal Revenue Bonds - 0.24%
Chester Resource Recovery (Guaranteed Host Community Project) 7.25% 12/1/05                     1,455,000        1,477,582
                                                                                                            --------------
                                                                                                                 1,477,582
                                                                                                            --------------

Water & Sewer Revenue Bonds - 3.16%
Dauphin County Industrial Development Authority Water Development
Revenue Refunding (Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17             1,750,000        2,140,915
Delaware County Industrial Development Authority Water Facilities Revenue
 (Philadelphia Suburban Water Project) 6.00% 6/1/29 (FGIC) (AMT)                                3,000,000        3,254,730
Erie Water Authority Water Revenue Series A 5.125% 12/1/25 (MBIA)                               4,000,000        4,138,800
Pittsburgh Water & Sewer Authority Revenue First Lien 5.125% 12/1/31 (AMBAC)                   10,000,000       10,228,000
                                                                                                            --------------
                                                                                                                19,762,445
                                                                                                            --------------
TOTAL MUNICIPAL BONDS (COST $577,096,856)                                                                      613,998,364
                                                                                                            ==============

**VARIABLE RATE DEMAND NOTES- 0.40%
Philadelphia Authority for Industrial Development Revenue
 (Newcourtland Elder Services Project) 1.69% 3/1/27                                             2,500,000        2,500,000
                                                                                                            --------------
VARIABLE RATE DEMAND NOTES (COST $2,500,000)                                                                     2,500,000
                                                                                                            ==============

TOTAL MARKET VALUE OF SECURITIES - 98.60%
 (cost $579,596,856)                                                                                           616,498,364
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.40%                                              8,777,413
                                                                                                            --------------
NET ASSETS APPLICABLE TO 77,832,307 SHARES OUTSTANDING - 100.00%                                            $  625,275,777
                                                                                                            ==============

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**The interest rate shown is the rate as of November 30, 2004.
^Zero coupon bond. The interest rate shown is the yield at the time of purchase. +Non-income producing security. Security is currently in default.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by the Radian Asset Assurance

--------------------------------------------------------------------------------

NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Aggregate cost of investments                         $ 584,292,666
                                                      -------------
Aggregate unrealized appreciation                        37,357,436
Aggregate unrealized depreciation                        (5,151,738)
                                                      -------------
Net unrealized appreciation                           $  32,205,698
                                                      -------------

For federal income tax purposes, at February 29, 2004, capital loss carryforwards of $18,712,137 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,227,179 expires in 2008, $8,323,306 expires in 2009 and $1,161,652 expires in 2010.

3.  CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group State Tax-Free Income Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Jude T. Driscoll
         ----------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group State Tax-Free Income Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Joseph H. Hastings
         -----------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 28, 2005

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP STATE TAX-FREE INCOME TRUST

         Jude T. Driscoll
         ----------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Jude T. Driscoll
         ----------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005

         Joseph H. Hastings
         -----------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 28, 2005